Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jun. 02, 2017	Jan. 31, 2016	Jan. 31, 2018	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026
C000006477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		$ 10,000			$ 11,529		$ 12,034		$ 12,062		$ 13,077		$ 13,590		$ 13,554		$ 12,838		$ 13,778		$ 14,767	$ 15,781
C000006476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			11,565		12,073		12,064		13,118		13,594		13,556		12,835		13,777		14,767	15,781
C000006471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			11,124		11,733		11,813		12,905		13,513		13,577		12,953		14,006		15,124	16,284
C000006484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			11,125		11,806		11,865		13,002		13,504		13,545		12,924		14,109		15,386	16,594
C000006485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			11,532		12,146		12,116		13,199		13,606		13,525		12,811		13,881		15,050	16,082
C000006486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			11,554		12,150		12,118		13,203		13,611		13,528		12,807		13,904		15,050	16,083
C000006490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			10,037		10,549		10,804		11,880		12,144		12,080		11,005		11,209		11,883	12,211
C000006489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,059		10,598		10,881		11,995		12,293		12,259		11,196		11,432		12,151	12,519
C000006488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			9,707		10,317		10,659		11,839		12,223		12,294		11,297		11,622		12,444	12,915
C000118060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MFS High Yield Pooled Portfolio
Accumulated Value		10,000			11,777		12,522		12,755		14,067		14,773		14,978		14,402		15,764		17,165	18,648
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,145		10,363		10,597		11,619		12,167		11,806		10,819		11,046		11,274	12,047
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index
Accumulated Value		10,000			10,235		10,999		10,902		11,620		12,418		11,694		10,327		10,425		10,451	11,346
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	10,000	$ 10,033		9,972	$ 10,360	10,323	$ 11,256	10,660	$ 11,708	11,582	$ 11,487	12,047	$ 11,114	11,820	$ 11,436	11,435	$ 11,674	11,767	$ 12,223	12,012	12,577
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Accumulated Value		10,000			12,077		12,874		13,097		14,329		15,386		15,701		14,882		16,263		17,837	19,211
ICE BofA Global High Yield Constrained Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Global High Yield - Constrained Index (USD Hedged)
Accumulated Value		$ 10,000			$ 11,958		$ 12,814		$ 12,992		$ 14,362		$ 15,267		$ 15,316		$ 14,446		$ 15,781		$ 17,372	$ 18,745